ADVANCES TO SUPPLIERS, NET - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
ADVANCES TO SUPPLIERS, NET - THIRD PARTY
Schedule of Advances to Suppliers

	As of December 31,
	2018	2019
	RMB	RMB
Advances to suppliers - current	672,745,598	2,529,898,199
Provision for advances to suppliers	(7,524,746)	(7,524,746)
Advances to suppliers, net	665,220,852	2,522,373,453